Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,443,203.9
Previously Paid Amount	0
Total Fee Amount	4,204.3
Total Offset Amount	0
Net Fee	$ 4,204.3